Mainland China Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan [Abstract]
Total provisions of employee benefits	$ 2,774	$ 2,192	$ 2,722